Marketable securities - Disclosure of detailed information about marketable securities (Details)	12 Months Ended
Dec. 31, 2019 CAD ($) shares
Disclosure Of Marketable Securities [Abstract]
Number of shares issued for marketable securities, beginning balance | shares	813,200
Marketable securities, beginning balance	$ 2,683,560
Sale of securities, shares sold | shares	(813,200)
Sale of securities	$ (6,017,680)
Fair market value adjustment	$ 3,334,120
Number of shares issued for marketable securities, ending balance | shares	0
Marketable securities, ending balance	$ 0